Stockholders' Equity/Deficit - Summary of Stock Option Activity (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2017 and 2020 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Beginning balance	1,362,173
Number of Options, Granted	124,119
Number of Options, Exercised	(28,684)
Number of Options, Cancelled or forfeited	(74,576)
Number of Options, Ending balance	1,383,032	1,362,173
Number of Options, Vested and exercisable	897,647
Weighted-Average Exercise Price, Beginning balance	$ 3.16
Weighted-Average Exercise Price, Granted	4.61
Weighted-Average Exercise Price, Exercised	1.40
Weighted-Average Exercise Price, Cancelled or forfeited	4.30
Weighted-Average Exercise Price, Ending balance	3.26	$ 3.16
Weighted-Average Exercise Price, Vested and exercisable	$ 2.31
Weighted-Average Remaining Contractual Term Outstanding	5 years 10 months 13 days	6 years 4 months 2 days
Weighted-Average Remaining Contractual Term Outstanding, Vested and exercisable	4 years 4 months 20 days
Aggregate Intrinsic Value Outstanding	$ 528,000	$ 2,926,000
Aggregate Intrinsic Value, Vested and exercisable	$ 528,000
Predecessor Company [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Beginning balance	130,000	539,000	483,000	339,000
Number of Options, Granted		172,000	94,000	173,000
Number of Options, Exercised			(22,000)	(7,000)
Number of Options, Cancelled or forfeited		(581,000)	(16,000)	(22,000)
Number of Options, Ending balance		130,000	539,000	483,000
Number of Options, Exercisable		113,000
Weighted-Average Exercise Price, Beginning balance	$ 38.21	$ 52.00	$ 50.50	$ 51.00
Weighted-Average Exercise Price, Granted		18.40	50.80	49.10
Weighted-Average Exercise Price, Exercised			17.10	13.20
Weighted-Average Exercise Price, Forfeited/cancelled/expired		45.10	48.30	60.90
Weighted-Average Exercise Price, Ending balance		38.21	$ 52.00	$ 50.50
Weighted-Average Exercise Price, Vested, Exercisable		$ 42.91
Weighted-Average Remaining Contractual Term Outstanding		5 years 2 months 12 days
Weighted-Average Remaining Contractual Term Exercisable		4 years 6 months
Aggregate Intrinsic Value Outstanding		$ 16,000